Convertible Preferred Stock and Stockholders' Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Summary of Convertible Preferred Stock Shares Outstanding

As of December 31, 2019, convertible preferred stock consisted of the following shares outstanding:

Preferred Stock	Shares Issued and Outstanding
Series A-1	64,704,832
Series A-2	36,782,734
Series A-3	23,467,151
Series A-4	15,253,415
Series A4B	22,216,583
Series A-5	44,739,689

207,164,404

As of December 31, 2019 and 2018, the preferred units consisted of the following:

Preferred Units	Preferred Units Issued and Outstanding	Liquidation Preference (in thousands)
Series A-1	64,704,832	$15,978
Series A-2	36,782,734	15,000
Series A-3	23,467,151	15,000
Series A-4	15,253,415	15,000
Series A4B	22,216,583	21,848
Series A-5	44,739,689	49,214

	207,164,404	$132,040